Summary Of Significant Accounting Policies - Summary of Geographic Information for Long-lived Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 20,806,525	$ 2,690,426
UAE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	995,692	160,233
Mainland PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	18,630,833	$ 2,530,193
Cayman Islands
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 1,180,000